Inventories - Summary of Inventories (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of inventories [Line Items]
Raw materials	$ 1,778,835	$ 58,113	$ 1,720,734
Work in process			176,089
Finished goods			32,416
Inventories	1,778,835	$ 58,113	1,929,239
Gross carrying amount [member]
Disclosure of inventories [Line Items]
Raw materials	1,814,992		1,769,917
Work in process			180,252
Finished goods			32,784
Inventories			1,982,953
Allowance for impairment losses [member]
Disclosure of inventories [Line Items]
Raw materials	$ (36,157)		(49,183)
Work in process			(4,163)
Finished goods			(368)
Inventories			$ (53,714)